Commitments and Contingencies, additional lease informaton (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 183.9	$ 171.6	$ 163.1
Rent revenue	$ 41.7	$ 39.2	$ 35.4